CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses	$ (986)	¥ (7,199)	¥ (12,883)	¥ (25,248)
Other income	1	2	3,742	699
Fair value gain on financial instruments, net	548	3,996	847	1,007
Finance costs	(4)	(28)	(48)	191
Finance income	9	69	5	13
LOSS BEFORE INCOME TAX	(432)	(3,160)	(8,337)	(23,338)
Income tax expense
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS	(432)	(3,160)	(8,337)	(23,338)
DISCONTINUED OPERATIONS
Profit/(loss) for the year from discontinued operations, net of tax			(4,106)	1,042
LOSS FOR THE YEAR	(432)	(3,160)	(12,443)	(22,296)
Owners of the Company
From continuing operations	(432)	(3,160)	(8,337)	(23,338)
From discontinued operations			(5,504)	(1,285)
Non-controlling interests
From continuing operations
From discontinued operations			1,398	2,327
LOSS FOR THE YEAR	$ (432)	¥ (3,160)	¥ (12,443)	¥ (22,296)
Basic and diluted
Basic loss from continuing operations | (per share)	$ (0.04)	¥ (0.33)	¥ (1.01)	¥ (2.85)
Diluted loss from continuing operations | (per share)	(0.04)	(0.33)	(1.01)	(2.85)
Basic loss from discontinued operations | (per share)			(0.67)	(0.15)
Diluted loss from discontinued operations | (per share)			(0.67)	(0.15)
Basic Loss per share | (per share)	(0.04)	(0.33)	(1.68)	(3.00)
Diluted Loss per share | (per share)	$ (0.04)	¥ (0.33)	¥ (1.68)	¥ (3.00)